Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Leases	Leases
Leases as lessee
For the four bareboat charters for the vessels Nautilus, Nucleus, Neptun and Navarin, the Group recognized a right-of-use asset and lease liability which was the present value at January 1, 2019 of the future lease payments. The right-of-use asset, on January 1, 2019, was measured based on the transition option to align the value of the right of use asset to that of the lease liability. The right-of-use asset was adjusted for the effect of a previously deferred gain on the sale and leaseback of these vessels and was depreciated over the remaining lease term till December 15, 2021.
Under these leaseback agreements there was a seller's credit of $4.5 million of the sale price that became immediately due and payable by the owners upon sale of the vessel during the charter period and shall be paid out of the sales proceeds. It also became due to the extent of 50% of the (positive) difference between the fair market value of the vessels at the end of the leaseback agreements and $17.5 million (for the oldest VLCC) or $19.5 million (for the other vessels). As the first vessel (Nautilus) was redelivered on December 15, 2021, $4.5 million was recognized in the fourth quarter of 2021 in profit or loss, whereas the remaining $13.5 million for the other three vessels were recognized in the first quarter of 2022 at the moment of redelivery.
Furthermore, the Group provided a residual guarantee to the owners in the aggregate amount of up to $20.0 million in total at the time of redelivery of the four vessels. The parties also agreed a profit split, if a vessel was sold at charter expiry they shall share the net proceeds of the sale, 75% for owners and 25% for charterers, between $26.5 million and $32.5 million (for the oldest VLCC) or between $28.5 million and $34.5 million (for the other vessels). This residual guarantee and profit split were not applicable at the moment of redelivery of the vessels.
On October 27, 2020 and November 6, 2020, the Company entered into a time charter agreement for two Suezmaxes. The two Suezmaxes are the Marlin Sardinia (2019 - 156,607) and the Marlin Somerset (2019 - 156,620). The time charter contracts have a duration of 24-months with an option for an additional 12 months, which should be declared no later than 20 months after delivery, at a rate of $25,000 per day per vessel for the firm 24-months period and $26,500 per day per vessel for the optional 12-months period. Owners have a right to sell the vessel during the firm and optional period of the charter and transfer the remaining charter to the new owners by way of novation agreement. In accordance with IFRS, the Group recognized a right-of-use asset and lease liability. On June 24, 2022, Euronav has declared the options to extend the time charter agreement for the two Suezmaxes with an additional 12 months. This resulted in the recognition of an additional right-of-use asset and lease liability (see Note 8 and 17).

On February 23, 2021, the Company entered into a sale and leaseback agreement for the VLCC Newton (2009 – 307,284) with Taiping & Sinopec Financial Leasing Ltd Co. The vessel was sold for a net sale price of $35.4 million. The Company has leased back the vessel under a 36-months bareboat contract at an average rate of $22,500 per day. At the end of the bareboat contract, the vessel will be redelivered to its owners. In accordance with IFRS, the Group recognized a right-of-use asset and lease liability (see Note 8 and Note 17).

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than 1 year	25,955	24,828
Between 1 and 5 years	1,170	8,708
Total future lease payments	27,125	33,535

For the office leases in Belgium, France, Greece, Hong Kong, Singapore, UK and US, which have an average lease term till April 2025, the Group recognized a right-of-use asset and lease liability. The right-of-use asset was adjusted by the practical expedient impairment assessment based on the onerous contract analysis option. The right-of-use asset related to office leases was reduced by the lease receivable related to subleases that qualify as finance lease under IFRS 16.

The Group used the short-term lease exemption for all the lease contracts with a remaining lease term of less than one year. Accordingly, those lease payments were recognized as an expense.

Information about leases for which the Group is a lessee is presented below.
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2021	27,047	22,795	2,438	675	52,955
Additions to right-of-use assets	22,379	—	986	111	23,476
Depreciation charge for the year	(33,634)	(12,437)	(1,086)	(230)	(47,387)
Translation differences	—	—	(32)	(11)	(43)

Balance at December 31, 2021	15,792	10,358	2,306	545	29,001

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2022	15,792	10,358	2,306	545	29,001
Additions to right-of-use assets	—	13,597	408	55	14,060
Depreciation charge for the year	(7,371)	(12,874)	(1,022)	(242)	(21,509)
Translation differences	—	—	(52)	(7)	(59)

Balance at December 31, 2022	8,421	11,081	1,640	351	21,493

Amounts recognized in profit or loss

(in thousands of USD)	2022	2021
Interest on lease liabilities	(1,237)	(2,378)
Depreciation right-of-use assets	(21,509)	(47,387)
Low-value leases	(173)	(171)

Amounts recognized in statement of cash flows

(in thousands of USD)	2022	2021

Total cash outflow for leases	(25,527)	(54,928)
Total cash inflow for leases	2,036	1,987

Extension options

On June 24, 2022, Euronav declared the options to extend the time charter agreement for the two Suezmaxes Marlin Sardinia and Marlin Somerset with an additional 12 months. At December 31, 2022, there were no material extension options in the property leases which could be exercised by the Group.

Leases as lessor
As a lessor the Group leases out some of its vessels under long-term time charter agreements. For certain vessels employed under long-term time charter agreements, the adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. This did not have a material impact for the Group.

The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than one year	121,978	100,524
Between one and five years	326,228	240,463
More than five years	306,505	185,441
Total future lease receivables	754,710	526,428

The amounts shown at December 31, 2021 in the table above include the Group's share of leases of joint ventures. On some of the above mentioned vessels the Group has granted the option to extend the charter period. These option periods have not been taken into account when calculating the future minimum lease receivables.
Vessels employed by the TI Pool do not meet the definition of a lease under IFRS 16 and accordingly revenue generated in the Pool is accounted for under IFRS 15 Revenue from Contracts with Customers.

Further the Group subleases office space to third parties in certain leased offices of Euronav UK and Euronav MI II Inc (formerly Gener8 Maritime Inc.). The Group recognized at January 1, 2019 $11.4 million lease receivables related to sublease agreements that qualify as finance lease.

The following table sets out a maturity analysis of the lease receivables related to the subleased office space, showing the undiscounted sublease payments to be received after the reporting date.

(in thousands of USD)	December 31, 2022	December 31, 2021
Less than 1 year	1,869	2,350
One to two years	1,689	1,895
Two to three years	1,285	1,689
Three to four years	—	1,285
Four to five years	—	—
Total undiscounted lease receivables	4,843	7,219